Other operating expenses - Romania and Brazil other taxes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses [Line Items]
(Credits)/ charges in respect of Romania and Brazil other taxes	£ (15)	£ 449	£ 49
Provisions utilised	2,767	134
Social security costs	240	218	219
Romania
Other Operating Expenses [Line Items]
(Credits)/ charges in respect of Romania and Brazil other taxes		449
Excise paid		390
New provisions, other provisions		£ 59
Provisions utilised	8
Tax Credit Other Than Income Tax Expense	(15)
Other provisions	£ 36
Brazil
Other Operating Expenses [Line Items]
Miscellaneous other operating expense			47
Social security costs			2
Brazil | Provisions
Other Operating Expenses [Line Items]
Miscellaneous other operating expense			40
Brazil | Trade and other payables
Other Operating Expenses [Line Items]
Miscellaneous other operating expense			£ 7